Service Concession Arrangements - Summary of Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 631,616
Less than 1 year
Disclosure of detailed information about service concession arrangements [line items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	51,596
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	29,576
1~2 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	29,610
2~3 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	29,747
Over 3 years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 542,683